The following table presents information on the amount of RWA used to determine the minimum RE requirement, as established in art. 4 of CMN Resolution No. 4,193/13: (Details) - BRL (R$)
R$ in Thousands
		Dec. 31, 2021	Dec. 31, 2020
RWA [Member]
IfrsStatementLineItems [Line Items]
Credit Risk - treatment using a standardized approach		R$ 873,736,764	R$ 779,588,540
Credit risk in the strict sense	[1]	741,032,973	642,582,738
Counterparty credit risk (CCR)		27,975,903	35,625,688
Of which: through standardized approach to counterparty credit risk (SA-CCR)		21,429,406	23,851,517
Of which: using other approaches		6,546,497	11,774,170
Increase related to the adjustment associated with the variation in the value of derivatives due to the variation in the credit quality of the counterparty (CVA)		15,147,949	14,687,826
Unconsolidated fund shares - underlying assets identified		3,776,671	3,960,234
Unconsolidated fund shares - unidentified underlying assets		1,771,325
Securitization exposures - requirement calculated using standardized approach		501,904	2,791,550
Values referring to exposures not deducted in the calculation of PR	[2]	83,530,038	79,940,504
Market Risk	[3]	7,995,181	14,690,553
Of which: requirement calculated using standardized approach (RWAMPAD)		8,193,036	8,805,006
Of which: requirement calculated using internal model (RWAMINT)		7,995,181	14,690,553
Operational Risk		71,593,740	64,413,820
Total		953,325,685	858,692,912
Minimum RE Requirement [Member]
IfrsStatementLineItems [Line Items]
Credit Risk - treatment using a standardized approach	[2]	69,898,941	62,367,083
Credit risk in the strict sense	[1],[2]	59,282,638	51,406,619
Counterparty credit risk (CCR)	[2]	2,238,072	2,850,055
Of which: through standardized approach to counterparty credit risk (SA-CCR)	[2]	1,714,352	1,908,121
Of which: using other approaches	[2]	523,720	941,934
Increase related to the adjustment associated with the variation in the value of derivatives due to the variation in the credit quality of the counterparty (CVA)	[2]	1,211,836	1,175,026
Unconsolidated fund shares - underlying assets identified	[2]	302,134	316,819
Unconsolidated fund shares - unidentified underlying assets	[2]	141,706
Securitization exposures - requirement calculated using standardized approach	[2]	40,152	223,324
Values referring to exposures not deducted in the calculation of PR	[2]	6,682,403	6,395,240
Market Risk	[2],[3]	639,615	1,175,244
Of which: requirement calculated using standardized approach (RWAMPAD)	[2]	655,443	704,400
Of which: requirement calculated using internal model (RWAMINT)	[2]	639,615	1,175,244
Operational Risk	[2]	5,727,499	5,153,106
Total	[2]	R$ 76,266,055	R$ 68,695,433

[1]	It does not include Counterparty Credit Risk operations;
[2]	As defined in Resolution No. 4,192/13, 3, art. 4; and
[3]	Composed of a maximum of 80% of the standardized model (RWAMPAD) and internal model (RWAMINT), according to Circular No. 3,646 and No. 3,674.